INCOME TAXES (Schedule of Income Tax Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current tax expense (benefit):
Local	$ 2,164	$ 3,622
Foreign	9,273	6,070	5,948
Deferred tax expense (benefit):
Local (see F below)	9,316	(82,370)
Foreign (see E below)	(14,815)	(27,210)	(4,516)
Income tax expense (benefit)	$ 5,938	$ (99,888)	$ 1,432